Prepaids and Other	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaids and Other	Prepaids and Other
The following table provides the components of Prepaids and other and Other assets, non-current (dollars in thousands):

	March 31, 2021	December 31, 2020
Prepaids and other
Prepaids	$3,458	$3,198
Deposits	1,107	1,105
Total	$4,565	$4,303

Other assets, non-current
Equipment not in use	$12,238	$12,238
Consignment inventory - supplies	1,770	885
Royalty - advance payment	480	360
Total	$14,488	$13,483
Prepaids
The following table provides the components of prepaids included in the above table (dollars in thousands):

	March 31, 2021	December 31, 2020
Prepaid insurance	$2,549	$1,847
Mining claims and permitting fees	282	417
Subscription and license fees	280	259
Property taxes	177	—
Equipment mobilization	—	423
Other	170	252
Total	$3,458	$3,198
Deposits
Deposits include payments for rental equipment mobilization.
Equipment not in use
As of March 31, 2021, equipment not in use was classified as Other assets, non-current and included ball mills, SAG mills, regrind mills, and related motors and components that were previously purchased by a predecessor of the Company. During the second quarter of 2020, the Company engaged an international equipment broker to advertise equipment not in use for potential sale. There is a limited market for the Company's equipment not in use and any potential purchase would likely be subject to technical and commercial due diligence by the purchaser, as well as approval by the Company's Board of Directors. In the fourth quarter of 2020, the Company began reevaluating the best use of this equipment previously marketed for sale, while it continues to develop the proprietary two-stage sulfide heap oxidation and leaching process technology for its large-scale operation, and the Company paused the marketing of this equipment while it continues to develop the technology and process for a large-scale operation. As a result, equipment not in use is included in Other assets, non-current.
Consignment inventory - supplies
The Company has an inventory consignment agreement with a supplier of crusher parts that requires the supplier to maintain a specified inventory of replacement parts and components that are exclusively for purchase and use at the Hycroft Mine. As part of the agreement, the Company is required to make certain payments in advance of receiving such consignment inventory at the mine site. The Company records advance payments as prepaid supplies inventory within Other assets, non-current until such inventory is received, at which point, the amounts are reclassified to Inventories.
Royalty - advance payment
As of March 31, 2021, royalty-advance payments include annual advance payments for a portion of the Hycroft Mine that is subject to a mining lease requiring a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. Refer to Note 21 - Commitments and Contingencies for further detail.	Prepaids and Other
The following table provides the components of Prepaids and other and Other assets, non-current (in thousands):

	December 31, 2020	December 31, 2019
Prepaids and other
Prepaids	$3,198	$2,109
Deposits	1,105	539
Total	$4,303	$2,648

Other assets, non-current
Equipment not in use	$12,238	$19,683
Prepaid supplies consignment inventory	885	—
Royalty - advance payment	360	120
Deferred future financing costs	—	5,083
Total	$13,483	$24,886
Prepaids
As of December 31, 2020, prepaids primarily consisted of prepaid insurance ($1.8 million), mining claims and permitting fees ($0.4 million), prepaid equipment ($0.4 million), and subscription and license fees ($0.3 million). As of December 31, 2019, prepaids primarily consisted of prepaid insurance ($1.5 million), mining claims and permitting fees ($0.4 million), and subscription and license fees ($0.1 million).
Equipment not in use
As of December 31, 2020, equipment not in use classified as Other assets, non-current included ball mills, SAG mills, regrind mills, and related motors and components that were previously purchased by a predecessor of the Company. During the year ended December 31, 2020, the Company engaged an international equipment broker to advertise equipment not in use for potential sale. There is a limited market for the Company's equipment not in use and any potential purchase would likely be subject to technical and commercial due diligence by the purchaser, as well as approval by the Company's Board of Directors. As such, equipment not in use is not classified as held-for-sale, as it is uncertain if the Company will sell any of the equipment within one year, or if the Company will elect to sell such equipment at all. As a result, equipment not in use is included in Other assets, non-current. During the year ended December 31, 2020, the Company determined that the carrying amount of certain equipment not in use was higher than its fair value and such assets were written down to estimated fair value less costs to sell, resulting in an impairment loss of $5.3 million, which is reported as Impairment on equipment not in use on the consolidated statements of operations. In the fourth quarter of 2020, the Company began reevaluating the best use of its equipment previously marketed for sale, while it continues to develop the sulfide oxidation technology process for its large-scale operation. Additionally, in the fourth quarter of 2020, the Company has paused the marketing of this equipment while it continues to develop the technology and process for a large-scale operation.
Prepaid supplies consignment inventory
The Company has an inventory consignment agreement with a supplier of crusher parts that requires the supplier to maintain a specified inventory of replacement parts and components that are exclusively for purchase and use at the Hycroft Mine. As part of the agreement, the Company is required to make certain payments in advance of receiving such consignment inventory at the mine site. The Company records advance payments as prepaid supplies inventory within Other assets, non-current until such inventory is received, at which point, the amounts are reclassified to Inventories.
Royalty - advance payment
As of December 31, 2020, royalty-advance payments include annual advance payments for a portion of the Hycroft Mine that is subject to a mining lease requiring a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. Refer to Note 22 - Commitments and Contingencies for further detail.